Shareholder Report, Average Annual Return (Details) DFHG_DFA Oregon Municipal Bond Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	74 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DFA Oregon Municipal Bond Portfolio – Institutional
Average Annual Return, Percent	3.35%	0.62%	1.00%
S&P National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	3.77%	1.17%	1.48%
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Intermediate Term National AMT-Free Municipal Bond Index
Average Annual Return, Percent	4.45%	1.43%	1.68%